Share Capital (Details Narrative)													1 Months Ended				3 Months Ended		12 Months Ended
	Mar. 24, 2026 USD ($) shares	Mar. 12, 2026 USD ($) shares	Mar. 12, 2026 USD ($) $ / shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 01, 2025 USD ($) shares	Aug. 27, 2025 USD ($) shares	Jul. 14, 2025 USD ($) shares	Mar. 12, 2025 USD ($) shares	Jan. 13, 2025 USD ($) shares	Jan. 12, 2025 USD ($) shares	Apr. 19, 2024 USD ($) $ / shares shares	Feb. 26, 2024 USD ($) shares	Dec. 31, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($)	Jul. 31, 2024 USD ($) shares	Jun. 30, 2024 USD ($) shares	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 31, 2025 USD ($) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2026 $ / shares	Mar. 12, 2026 $ / shares	Feb. 27, 2026 $ / shares	Dec. 31, 2025 $ / shares	Aug. 31, 2025 USD ($) $ / shares shares	Aug. 31, 2025 $ / shares	Jan. 13, 2025 $ / shares	Dec. 31, 2024 $ / shares	Aug. 31, 2024 $ / shares shares	Aug. 31, 2024 $ / shares shares	Apr. 30, 2024 $ / shares shares	Apr. 30, 2024 $ / shares shares	Dec. 31, 2023 USD ($) shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common shares, authorized shares																	Unlimited		Unlimited	Unlimited
Preferred shares, authorized shares																	Unlimited		Unlimited
Common shares issued for cash, shares | shares																			68,758,339	35,751,969
Shares issued value																			$ 241,889	$ 1,047,533
Common stock, shares issued | shares				257,947,996									257,947,996				265,964,990		257,947,996	172,984,299
Common stock, shares outstanding | shares				257,947,996									257,947,996				265,964,990		257,947,996	172,984,299
Value issued, services																		$ 100,000	$ 248,365	$ 333,333
Conversion price | $ / shares																						$ 0.38
Initial recognition of new preferred share conversion feature		$ 910,517															$ 910,517
Proceeds from preferred stock		2,089,483
Preferred shares, shares issued | shares				0									0						0
Derivative liability		$ 910,517	$ 910,517	$ 8,893,600									$ 8,893,600				11,514,895		$ 8,893,600	9,007,907													$ 1,094,316
Share-Based Payment Arrangement, Noncash Expense																	$ 489,467	591,462	2,685,964	1,301,213
Conversion of shares value																			17,564,048
Accrued interest																				206,904
Converted into common shares				$ 10,700,000							$ 4,900,000		$ 10,700,000
Transaction fees																			159,506
Proceeds from Issuance of Warrants																			1,108,817
Proceeds from issuance of common stock																			1,350,707	2,277,759
Recognition of derivative liability for warrants issued																			1,108,818	1,230,226
Shares issued other																		935,618	935,618	1,900,000
Share based compensation expense																			$ 511,686	579,384
Related Party [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accrued interest										$ 644,680										$ 72,000
Converted into common shares										$ 17,564,048
2019 Stock Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted average per share | $ / shares																	$ 0.20		$ 0.19	$ 0.16
Options granted shares | shares																	1,035,000		579,744	6,180,833
Options outstanding shares | shares				12,042,060									12,042,060				13,077,060		12,042,060
Share based compensation expense																	$ 6,577		$ 234,668
Stock options exercised | shares																	0		302,666	0
Options outstanding shares | shares				12,042,060									12,042,060				13,077,060		12,042,060	13,815,048													13,479,874
Share based compensation expense																			$ 967,579	$ 428,108
Restricted Share Unit Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Granted shares | shares																	0		26,084,258	6,939,253
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period | shares																	0		10,128,496	1,330,852
Forfeited shares | shares																	0		7,380
Exercised shares value | shares																	0		7,185,206	0
Share-Based Payment Arrangement, Noncash Expense																	$ 482,890	$ 232,794	$ 1,470,020	$ 539,772
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value | $ / shares																			$ 0.20	$ 0.15
Restricted Stock Units (RSUs) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value | $ / shares																			$ 0.20	$ 0.15
Series A-1 Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred shares, authorized shares																	Unlimited		Unlimited
Preferred shares, shares issued | shares				0									0				10,726,579		0
Preferred stock, shares outstanding | shares				0									0				10,726,579		0
Private Placement [Member] | Series A-1 Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common shares issued for cash, shares | shares		10,726,579
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common shares issued for cash, shares | shares									1,858,032										8,363,560	12,635,059
Shares issued value
Average price | $ / shares																											$ 0.6660
Value issued									$ 935,618
Shares issued, services | shares					593,219		272,000	600,000				1,500,000						600,000	1,465,219	1,500,000
Value issued, services					$ 95,458		$ 52,907	$ 100,000				$ 333,333
Conversion price | (per share)											$ 0.02													$ 0.25
Stock options exercised | shares																			302,666
Shares issued, trade payables | shares						135,206				1,889,035
Value issued, trade payables						$ 30,472				$ 337,400
Shares issued other | shares				60,155,339							22,395,948		60,155,339						60,155,339
Conversion of shares value
Shares issued, related party notes payable | shares					3,609,434
Number of shares issued for cash, shares | shares																			8,363,560
Number of shares issued for cash, value																			$ 1,510,213
Common shares issued for cash | shares																				12,635,058
Conversion of shares | shares																22,395,948			63,764,773
Shares issued other | shares															17,491,400			1,858,032	1,858,032	17,491,400
Shares issued other															$ 1,900,000
Number of shares issued														$ 580,962
Number of shares issued, value														$ 3,649,489
Common Stock [Member] | Membership Interest Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common shares issued for cash, shares | shares									1,858,031
Average price | $ / shares																											$ 0.6660
Value issued									$ 935,618
Common Stock [Member] | Eduardo Fernandez [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common shares issued for cash, shares | shares	135,206
Shares issued value	$ 30,742
Common Stock [Member] | Mindset Value Fund LP [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common shares issued for cash, shares | shares		8,152,200
Shares issued value		$ 1,500,000
Preferred Stock [Member] | La Jefa Partners LLC [Member] | Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common shares issued for cash, shares | shares		10,726,579
Preferred Stock [Member] | Jefa Partners [Member] | Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued value		$ 3,000,000
Share price | $ / shares																						0.38
Conversion price | $ / shares																						$ 0.38
Weighted average per share | $ / shares			$ 0.70
Preferred stock dividend rate		15.00%
Dividend payable in cash		10.00%
Dividends payable in cash one third		5.00%
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common shares issued for cash, shares | shares																	8,152,200		68,759,139
Warrants purchase shares | shares				110,400,208									110,400,208				118,552,408		110,400,208
Derivative liability																																	$ 946,649
Conversion of shares value																$ 7,083,853			$ 16,919,368
Converted into common shares																			3,047,140	3,189,575
Proceeds from issuance of common stock																	$ 1,500,000		$ 1,350,707
Warrant [Member] | Convertible Debt [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants purchase shares | shares																															22,395,948	22,395,948
Warrants exercise price | (per share)																															$ 1.00	$ 1.50
Warrants issuance months																															24 months	24 months
Derivative liability																				824,427
Warrant [Member] | Equity Issuance Third Quarter Two Thousand Twenty Five [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants purchase shares | shares				60,155,339									60,155,339						60,155,339						8,603,800
Warrants exercise price | (per share)				$ 0.22									$ 0.22						$ 0.22					0.30	$ 0.22	$ 0.30
Warrants issuance months				36 months									36 months						36 months						24 months
Derivative liability				$ 7,708,258									$ 7,708,258						$ 7,708,258						$ 1,108,817
Warrant [Member] | Equity Issuance Third Quarter Two Thousand Twenty Five [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercise price | $ / shares																							$ 0.80
Warrant [Member] | Equity Issuance Third Quarter Two Thousand Twenty Five [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercise price | $ / shares																							$ 0.30
Warrant [Member] | Equity Issuance First Quarter Two Thousand Twenty Six [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants purchase shares | shares																	8,152,200
Warrants exercise price | (per share)																	$ 0.22				$ 0.30
Warrants issuance months																	24 months
Derivative liability																	$ 1,103,118
Warrant [Member] | Equity issuance Q2 2024 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants purchase shares | shares																													2,742,521	2,742,521
Warrants exercise price | (per share)																													$ 0.42	$ 0.60
Warrants issuance months																									24 months				24 months	24 months
Derivative liability																				$ 70,824
Warrant [Member] | Equity issuance Q4 2024 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants purchase shares | shares				60,155,339									60,155,339						60,155,339	10,815,100					8,603,800
Warrants exercise price | (per share)				$ 0.22									$ 0.22						$ 0.22	$ 0.29				$ 0.30	$ 0.22	$ 0.30		$ 0.40
Warrants issuance months				36 months									36 months						36 months	24 months
Derivative liability				$ 7,708,258									$ 7,708,258						$ 7,708,258	$ 1,159,402					$ 1,108,817